SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Detailed information of common shares issued and outstanding [text block]
(a) No par value common shares issued
	Number of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2016	513,709	2,859.0
Issuance of common shares on equity offering (1)	61,740	166.6
Issuance of common shares under First Nations agreements	2,767	9.5
Exercise of options and vested performance share units	420	1.4
Balance at December 31, 2017	578,636	3,036.5
Issuance of common shares under First Nations agreements	113	0.3
Exercise of options and vested performance share units	366	0.3
Reversal of deferred tax recovery (1)	-	(1.9)
Balance at December 31, 2018	579,115	3,035.2
1.	On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million. This deferred tax recovery was reversed in 2018.

Disclosure of share-based payment arrangements [text block]
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
SHARE-BASED PAYMENT EXPENSES
Stock option expense (i)	1.4	2.6
Performance share unit expense	0.1	1.4
Restricted share unit expense (1)	(0.3)	0.6
Deferred share unit expense	(0.8)	1.0
Shares issued under First Nations agreements (1)	0.3	2.1
Total share-based payment expenses	0.7	7.7
1.	For the year ended December 31, 2018 $nil of share-based payment expenses were recognized in operating expenses (2017- $2.6 million).

Disclosure of number and weighted average exercise prices of share options [text block]
The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY’S STOCK OPTION PLAN
Balance at December 31, 2016	14,855	5.84
Granted	1,957	3.88
Exercised	(235)	3.31
Forfeited	(985)	5.01
Expired	(2,505)	8.87
Balance at December 31, 2017	13,087	5.08
Forfeited	(1,925)	4.13
Expired	(2,534)	8.22
Balance at December 31, 2018	8,628	4.39

Disclosure of earnings per share [text block]
The following table sets out the calculation of loss per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2018	2017
CALCULATION OF EARNINGS PER SHARE
Loss from continuing operations	(1,070.8)	(158.0)
Net loss	(1,225.7)	(108.0)
Basic weighted average number of shares outstanding (in millions)	578.7	564.7
Dilution of securities:
Stock options	-	-
Diluted weighted average number of shares outstanding (in millions)	578.7	564.7
Loss from continuing operations per share:
Basic	(1.85)	(0.28)
Diluted	(1.85)	(0.28)
Net loss per share:
Basic	(2.12)	(0.19)
Diluted	(2.12)	(0.19)

Detailed information of antidilutive securities excluded from computation of earnings per share [text block]
The following table lists the equity securities excluded from the calculation of diluted loss per share. Equity securities are excluded when their respective exercise prices exceeded the average market price of the Company’s common shares of C$2.32 for the year ended December 31, 2018 (2017 –C$4.22). Additionally, all stock options are excluded from the calculation of diluted earnings per share when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2018	2017
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS PER SHARE
Stock options	8.6	13.1